PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average expected rate of return on plan assets	7.20%	7.00%
Weighted average discount rate	4.73%	4.63%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15 years	15 years
Post-Retirement and Post-Employment Benefits
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	4.75%	4.63%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	16 years 6 months	16 years 1 month 6 days
Rate of increase in health care cost trends	4.23%	4.23%
Assumed health care cost trend, percentage	4.85%	4.92%
Health care cost trend rate	4.23%	4.23%